Other Payables (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of other payables
	December 31,
	2021	2020
	U.S. dollars in thousands
Employees and payroll accruals	664	705
Provision for vacation pay	669	513
Accrued expenses	163	135
Other payables	21	56
	1,517	1,409